Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and the financial performance of our company. For further information concerning our compensation philosophy and how we align executive compensation with our performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)		(g)	(h)
							Value of Initial Fixed $100 Investment Based on:
Year	SCT Total for PEO (Kean)(1)	SCT Total for PEO (Dang)(1)	Comp-ensation Actually Paid to PEO (Kean)(2)	Comp-ensation Actually Paid to PEO (Dang)(2)	Average SCT Total for Non-PEO NEOs(3)	Average Compensa-tion Actually Paid to Non-PEO NEOs(4)	Total Share-holder Return(5)	Peer Group Total Share-holder Return(6)	Net Income (In Millions)(7)	DCF per Share(8)
2023	$9,414	$12,405,510	$487,432	$13,412,479	$4,824,032	$5,057,386	$108.12	$147.00	$2,486	$2.10
2022	$1,462	—	$3,423,955	—	$3,942,132	$5,228,245	$103.86	$128.92	$2,625	$2.19
2021	$18,000,259	—	$20,979,641	—	$3,515,379	$4,479,563	$85.67	$106.08	$1,850	$2.40
2020	$1	—	$(5,844,293)	—	$3,066,226	$1,493,805	$69.23	$76.64	$180	$2.02
______________________________

Company Selected Measure Name	DCF per Share(8)
Named Executive Officers, Footnote	Compensation of Mr. Kean, who served as our CEO until August 1, 2023, is reflected in the first columns (b) and (c) and compensation of Ms. Dang, who served as our President until July 31, 2023 and as our CEO beginning August 1, 2023, is reflected in the second columns (b) and (c). The dollar amounts reported in each column (b) are the amounts of total compensation reported for Mr. Kean and Ms. Dang, respectively, based on their service as our CEO (or “PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table, or “SCT.” See “Executive Compensation—2023 Summary Compensation Table.”The dollar amounts reported in column (d) represent the average amounts reported in the “Total” column of the Summary Compensation Table for our non-PEO named executive officers (“non-PEO NEOs”) as a group in each applicable year. The names of the non-PEO NEOs for 2023 are Messrs. Martin, Holland, Michels and Sanders and for 2020-2022 the non-PEO NEOs are Ms. Dang and Messrs. Holland, Michels and Sanders.
Peer Group Issuers, Footnote	The dollar amounts reported represent the weighted peer group TSR using the same valuation approach as described in footnote (5) above, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Alerian Midstream Energy Index.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in each column (c) represent the amount of “compensation actually paid” (CAP) to Mr. Kean and Ms. Dang, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or received by Mr. Kean or Ms. Dang during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the compensation of Mr. Kean and Ms. Dang as reported in the “Total” column of the Summary Compensation Table for each year in which he or she, respectively, served as our CEO, to determine the CAP for such year:

Name	Year	SCT Total for PEO	Deduction of Reported Value of Equity Awards(a)	Addition of Equity Award Adjustments(b)	Deduction of Reported Change in the Actuarial PV of Pension Benefits(c)	Addition of Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO
Ms. Dang	2023	$12,405,510	$(11,000,016)	$12,037,488	$(40,917)	$10,414	$13,412,479
Mr. Kean	2023	$9,414	$—	$486,835	$(9,413)	$596	$487,432
Mr. Kean	2022	$1,462	$—	$3,423,298	$(1,461)	$656	$3,423,955
Mr. Kean	2021	$18,000,259	$(18,000,005)	$20,978,946	$(253)	$694	$20,979,641
Mr. Kean	2020	$1	$—	$(5,845,112)	$—	$818	$(5,844,293)
______________________________
(a)The grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year are deducted from the “Total” as reported in the Summary Compensation Table.
(b)The equity award adjustments for each year presented include the addition (or subtraction, as applicable) of the following:
(i)    the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)     the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)     for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and
(iv)     the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The amounts deducted or added in calculating the equity award adjustments for Mr. Kean and Ms. Dang, as applicable, are as follows:

Name	Year	Year End Fair Value of Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividend Equivalents Paid on Unvested Restricted Stock Units	Total Equity Award Adjustments
Ms. Dang	2023	$11,229,183	$(227,839)	$(73,559)	$1,109,703	$12,037,488
Mr. Kean	2023	$—	$—	$(381,225)	$868,060	$486,835
Mr. Kean	2022	$—	$2,287,350	$—	$1,135,948	$3,423,298
Mr. Kean	2021	$16,341,161	$—	$3,355,569	$1,282,216	$20,978,946
Mr. Kean	2020	$—	$(6,783,495)	$—	$938,383	$(5,845,112)
(c)Amounts reported in “Change in Pension Value” column of the Summary Compensation Table for each applicable year. In accordance with Item 402(v), this amount is excluded from the calculation of CAP as appropriate.
	(d)Pension benefit adjustments for each year presented are computed as the sum of two components: (i) the actuarially determined service cost for services rendered by the named executive officer during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, as calculated in accordance with U.S. GAAP. There was no prior service cost (ii above) for any of the years shown.
Non-PEO NEO Average Total Compensation Amount	$ 4,824,032	$ 3,942,132	$ 3,515,379	$ 3,066,226
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,057,386	5,228,245	4,479,563	1,493,805
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average CAP to the Non-PEO NEOs as a group computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned or received by the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K the following adjustments were made to average total compensation for the non-PEO NEOs as a group to determine the average CAP, using the same methodology as described above in note (2):

Year	Average Reported SCT Total for Non-PEO NEOs	Deduction of Average Reported Value of Equity Awards	Addition of Average Equity Award Adjustments (a)	Deduction of Average Reported Change in the Actuarial Present Value of Pension Benefits	Addition of Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$4,824,032	$(3,450,008)	$3,708,643	$(35,697)	$10,416	$5,057,386
2022	$3,942,132	$(2,562,508)	$3,840,097	$(3,047)	$11,571	$5,228,245
2021	$3,515,379	$(2,062,504)	$3,022,591	$(7,212)	$11,309	$4,479,563
2020	$3,066,226	$(1,762,508)	$185,563	$(6,767)	$11,291	$1,493,805
(a)The amounts deducted or added in calculating the average equity award adjustments are as follows:

Year	Average Year End Fair Value of Unvested Equity Awards Granted in Applicable Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Value of Dividend Equivalents Paid on Unvested Restricted Stock Units	Total Average Equity Award Adjustments
2023	$3,371,524	$(60,123)	$(2,597)	$399,839	$3,708,643
2022	$2,676,495	$521,388	$217,052	$425,162	$3,840,097
2021	$1,872,428	$478,958	$283,128	$388,077	$3,022,591
2020	$1,596,652	$(1,336,629)	$(359,415)	$284,955	$185,563
(b)Average pension benefit adjustments for each year presented are computed as the sum of two components: (i) the actuarially determined service cost for services rendered by the non-PEO NEOs (averaged) during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year (averaged) that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, as calculated in accordance with U.S. GAAP. There was no prior service cost (ii above) for any of the years shown.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
While the average CAP to our non-PEO NEOs as a group is generally directionally aligned with our cumulative TSR over the period presented in the table, this relationship is not based on the design of our compensation program. As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” we believe that performance targets should reward efforts to preserve and enhance the long-term value of our company and emphasize performance that is reasonably within our executives’ control, unlike measures such as TSR, which can be influenced by significant factors outside our executives’ control and may encourage behavior that is potentially adverse to long-term stockholder value.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
	The average CAP to our non-PEO NEOs as a group is generally aligned with our net income over the period presented in the table. However, we do not use net income as a performance measure in the overall executive compensation program because net income is impacted by non-cash items that may not be reflective of our performance; rather, we use DCF per share as our primary financial performance metric, as discussed below.
Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and DCF per share
The average CAP to our non-PEO NEOs as a group is aligned with our DCF per share over the period presented in the table, except that compensation actually paid for 2021 reflects normalized short-term incentive compensation relative to our DCF per share for 2021. Our DCF per share for 2021 was significantly higher than budgeted due to the impact of Winter Storm Uri, which we considered largely non-recurring. Compensation actually paid for 2022 also reflects our higher stock price attributed to equity awards as of year-end in accordance with Item 402(v) of Regulation S-K. As discussed further in “Executive Compensation – Compensation Discussion and Analysis,” the Compensation Committee sets a DCF per share target as the financial performance target for compensation awarded under our Annual Incentive Plan. In addition, we make long-term incentive equity awards to our named executive officers in the form of RSUs that are cliff-vested subject to a performance-based vesting condition, which is typically an achievable DCF per share target.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Our cumulative TSR over the four-year period presented in the table was 8%, while the cumulative TSR of the peer group presented for this purpose, the Alerian Midstream Energy Index, was 47% over such period. As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” we believe that performance targets should reward efforts to preserve and enhance the long-term value of our company and emphasize performance that is reasonably within our executives’ control, unlike measures such as TSR, which can be influenced by significant factors outside our executives’ control and may encourage behavior that is potentially adverse to long-term stockholder value.

Tabular List, Table	DCF per share Consolidated Leverage Ratio Segment EBDA (only applicable to Mr. Sanders, as President of Products Pipelines)
Total Shareholder Return Amount	$ 108.12	103.86	85.67	69.23
Peer Group Total Shareholder Return Amount	147.00	128.92	106.08	76.64
Net Income (Loss)	$ 2,486,000,000	$ 2,625,000,000	$ 1,850,000,000	$ 180,000,000
Company Selected Measure Amount | $ / shares	2.10	2.19	2.40	2.02
PEO Name	Mr. Kean and Ms. Dang, respectively, based on their service as our CEO (or “PEO”)
Additional 402(v) Disclosure	The dollar amounts reported assume that the value of the investment in our common stock was $100 at December 31, 2019, and that all dividends were reinvested. The cumulative total return to our stockholders was calculated using the closing price of our common stock on December 30, 2019 (the last trading day of 2019) of $21.17. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period; by the share price at the beginning of the measurement period.
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program focuses on incentive-based compensation by paying base salaries that are below market and allocating a substantial majority of our executives’ total compensation to annual performance-based cash bonuses and long-term incentive equity awards in the form of RSUs generally with three-year vesting periods. Notwithstanding the foregoing, our current CEO, Ms. Dang, has waived her participation in our annual bonus program for periods in which she serves as CEO and our prior CEO, Mr. Kean, received a base salary of $1 per year and no annual cash bonus during his years of service as CEO. As a result of these arrangements, the compensation of these executives is largely in the form of equity awards. While we use several performance measures to align executive compensation with company performance, not all those measures are presented in the Pay versus Performance table. Moreover, we do not specifically align the company’s performance measures with CAP (computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
	With respect to our former CEO, Mr. Kean, the CAP calculation is not aligned with our cumulative TSR, net income or our DCF per share over the time period presented in the table. This result arises due to the multi-year incentive equity award granted to Mr. Kean in 2021, his election to receive $1 in base salary and his waiver of participation in our annual cash bonus program in all years presented. With respect to Ms. Dang, her service as CEO began during 2023 and there is insufficient information to assess alignment with these metrics using the presented CAP calculation.
Measure:: 1
Pay vs Performance Disclosure
Name	DCF per share
Non-GAAP Measure Description	See “Appendix A—Non-GAAP Financial Measures” for an explanation of the definition of DCF per share.
Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated Leverage Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Segment EBDA (only applicable to Mr. Sanders, as President of Products Pipelines)
Steven Kean [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,414	$ 1,462	$ 18,000,259	$ 1
PEO Actually Paid Compensation Amount	487,432	3,423,955	20,979,641	(5,844,293)
Steven Kean [Member] | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(18,000,005)	0
Steven Kean [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	486,835	3,423,298	20,978,946	(5,845,112)
Steven Kean [Member] | Pension Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,413)	(1,461)	(253)	0
Steven Kean [Member] | Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	596	656	694	818
Steven Kean [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	16,341,161	0
Steven Kean [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,287,350	0	(6,783,495)
Steven Kean [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(381,225)	0	3,355,569	0
Steven Kean [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	868,060	1,135,948	1,282,216	938,383
Kimberly Dang [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	12,405,510
PEO Actually Paid Compensation Amount	13,412,479
Kimberly Dang [Member] | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,000,016)
Kimberly Dang [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,037,488
Kimberly Dang [Member] | Pension Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,917)
Kimberly Dang [Member] | Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,414
Kimberly Dang [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,229,183
Kimberly Dang [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(227,839)
Kimberly Dang [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(73,559)
Kimberly Dang [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,109,703
Non-PEO NEO | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,450,008)	(2,562,508)	(2,062,504)	(1,762,508)
Non-PEO NEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,708,643	3,840,097	3,022,591	185,563
Non-PEO NEO | Pension Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,697)	(3,047)	(7,212)	(6,767)
Non-PEO NEO | Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,416	11,571	11,309	11,291
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,371,524	2,676,495	1,872,428	1,596,652
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,123)	521,388	478,958	(1,336,629)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,597)	217,052	283,128	(359,415)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 399,839	$ 425,162	$ 388,077	$ 284,955